Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	000-53832
Entity Registrant Name	RANGE IMPACT, INC.
Entity Central Index Key	0001438943
Entity Tax Identification Number	75-3268988
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122
City Area Code	(216)
Local Phone Number	304-6556
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	RNGE
Entity Emerging Growth Company	false